SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Disaggregation of Revenue [Line Items]
Revenue from contracts	$ 9,728	$ 8,200	$ 17,144	$ 16,473
Revenue from services and others		(6)	373	279
Revenue	9,728	8,194	17,517	16,752
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	9,728	8,200	17,144	16,473
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ (6)	$ 373	$ 279